Financing Receivables - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Financing Receivable, Recorded Investment [Line Items]
Provision (benefit) charged to operations	$ (11,975)	$ 10,351
Mortgage Receivable
Financing Receivable, Recorded Investment [Line Items]
Provision (benefit) charged to operations	$ (11,400)	$ 11,000